Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document Information [Line Items]
Entity Registrant Name	Navios Maritime Partners L.P.
Entity Central Index Key	0001415921
Document Type	6-K
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31